Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Examination [Line Items]
Unrecognized Tax Benefits	$ 323		$ 323		$ 318	$ 283	$ 174	$ 315
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	44		44		40	33
Operating Loss Carryforwards					1,500
Income Tax Expense (Benefit)	(101)	$ (81)	(160)	$ (139)	(309)	336	(557)
Tax Cuts And Jobs Act 2017 Incomplete Accounting Provisional Income Tax Expense Benefit						600
Tax Cuts And Jobs Act Of 2017 Incomplete Accounting Transition Tax For Accumulated Foreign Earnings Provisional Income Tax Expense Benefit					2	15
Deferred Tax Assets, Operating Loss Carryforwards, Foreign					389
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration					$ 11
Operating Loss Carryforwards, Expiration Range					2019 and 2038
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration Within One Year					less than $1 million
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration					$ 378
Operating Loss Carryforwards, Valuation Allowance					379
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount					(9)
Release of valuation allowance against foreign deferred tax assets					6
Foreign deferred tax assets, valuation allowance, decrease					3
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	312		312		310	285
Income Tax Examination, Estimate of Possible Loss			817		817
Accrual for Taxing Authority Proposed Tax Owed Adjustment	$ 55		$ 55		52
Restructuring [Member]
Income Tax Examination [Line Items]
Deferred Other Tax Expense (Benefit)					(9)
Income Tax Expense (Benefit)							$ 477
Restructuring [Member] | U.S. DTLs [Member]
Income Tax Examination [Line Items]
Deferred Other Tax Expense (Benefit)					(12)
Restructuring [Member] | Remeasurement of DTAs/DTLs [Member]
Income Tax Examination [Line Items]
Deferred Other Tax Expense (Benefit)					3
Remeasurement of DTAs/DTLs, uncertain tax position reserves and other tax liabilities [Member]
Income Tax Examination [Line Items]
Tax Cuts And Jobs Act 2017 Incomplete Accounting Provisional Income Tax Expense Benefit						$ 569
Tax Cuts and Jobs Act of 2017, adjustment to complete accounting, income tax expense benefit					10
Post-enactment [Member]
Income Tax Examination [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent						21.00%
Remeasurement of U.S. DTAs/DTLs [Member]
Income Tax Examination [Line Items]
Tax Cuts And Jobs Act 2017 Incomplete Accounting Provisional Income Tax Expense Benefit						$ 452
Uncertain tax position reserves [Member]
Income Tax Examination [Line Items]
Tax Cuts And Jobs Act 2017 Incomplete Accounting Provisional Income Tax Expense Benefit						33
Other tax liabilities [Member]
Income Tax Examination [Line Items]
Tax Cuts And Jobs Act 2017 Incomplete Accounting Provisional Income Tax Expense Benefit						$ 84
Pre-enactment [Member]
Income Tax Examination [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent						35.00%
Recognition of tax benefits [Member]
Income Tax Examination [Line Items]
Tax Cuts And Jobs Act Of 2017 Incomplete Accounting Transition Tax For Accumulated Foreign Earnings Provisional Income Tax Expense Benefit						$ 16
Outside basis difference in controlled foreign corporation [Member]
Income Tax Examination [Line Items]
Tax Cuts and Jobs Act of 2017, adjustment to complete accounting, income tax expense benefit					$ 31